Concentration Risk (Tables)	3 Months Ended
Mar. 31, 2025
Concentration Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the three months ended March 31,
	2024	2025
Percentage of the Group’s total revenue
Customer A	19%	11%
Customer B	19%	21%
Customer C	18%	15%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	December 31,	March 31,
	2024	2025
Percentage of the Group’s accounts receivable
Customer D	22%	22%
Customer E	16%	11%
Customer F	15%	16%
Customer G	10%	*

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the three months ended March 31,
	2024	2025
Percentage of the Group’s total purchase
Supplier A	13%	16%
Supplier B	11%	11%
Supplier C	*	14%

*	represent percentage less than 10%